Accounts Receivable - Contract Receivables (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Accounts Notes And Loans Receivable [Line Items]
Retainages		$ 58,431	$ 17,896
Accounts receivable—trade, net		334,384	208,474
Contract receivables [Member]
Accounts Notes And Loans Receivable [Line Items]
Contracts receivable		245,604	164,898
Unbilled	[1]	4,303	4,303
Less allowances		(14,299)	(14,325)
Accounts receivable—trade, net		334,384	208,474
Contract receivables [Member] | Completed contracts [Member]
Accounts Notes And Loans Receivable [Line Items]
Contracts receivable		$ 40,345	$ 35,702

[1]	This amount relates to a project milestone billing for which we are awaiting the customer’s final acceptance certificate. We expect to receive the final acceptance certificate during 2017.